ORGANIZATION AND BUSINESS OPERATIONS (Tables)	12 Months Ended	21 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
SCHEDULE OF CONSOLIDATED VIE's ASSETS AND LIABILITIES [Table Text Block]
	December 31,
	2011	2010
ASSETS
Current Assets
Cash and cash equivalents	$2,658,657	$191,570
Accounts receivable, net	905,232	908,327
Inventory, net	3,633,190	8,500,770
Advance to suppliers	27,183,336	36,690,323
Tax receivable	3,048,825	276,638
Prepaid expenses	10,881	10,465
Notes receivable	15,727	226,867
Other current assets	2,376,867	6,350,749
Current deferred tax assets	65,964	74,976
Due from related parties	32,844,632	-
Total current assets	72,743,311	53,230,685

Property, plant and equipment, net	22,514,658	24,648,688
Intangible assets	42,463	-
Non-current deferred tax assets	53,864	-
TOTAL ASSETS	$95,354,296	$77,879,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts payable	$8,093,254	$8,355,457
Advance from customers	19,269,063	15,692,066
Short-term borrowing	3,625,069	-
Income tax payable	6,467,167	5,701,872
Accrued liabilities	416,485	2,107,965
Due to related party	-	1,531,755
Total current liabilities	37,871,038	33,389,115

Non-current deferred tax liabilities	-	170,686

TOTAL LIABILITIES	$37,871,038	$33,559,801

	September 30, 2012	December 31, 2011
	(Unaudited)
ASSETS
Current Assets
Cash and cash equivalents	$528,668	$2,658,657
Accounts receivable	982,881	905,232
Inventory	2,954,852	3,633,190
Advance to suppliers	77,142,658	27,183,336
Tax receivable	370,099	3,643,142
Prepaid expenses	23,136	10,881
Notes receivable	474,196	15,727
Other current assets	1,575,632	2,376,867
Current deferred tax assets	90,915	65,964
Due from related parties	-	32,844,632
Total current assets	84,143,037	73,337,628

Property, plant and equipment, net	20,300,193	22,514,658
Intangible assets, net	35,907	42,463
Non-current deferred tax assets	119,191	53,864
TOTAL ASSETS	$104,598,328	$95,948,613

LIABILITIES
Current Liabilities
Accounts payable	12,566,650	8,093,254
Advance from customers	16,126,894	19,269,063
Loan from third party	-	3,625,069
Tax payable	577,274	594,317
Income tax payable	7,891,732	6,467,167
Due to related parties	2,690,635	-
Accrued liabilities	1,037,378	416,485
Total current liabilities	40,890,563	38,465,355
TOTAL LIABILITIES	$40,890,563	$38,465,355